Subsequent Events - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended	0 Months Ended							12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Jul. 02, 2014 Subsequent Event [Member] Patient	Jul. 02, 2014 Subsequent Event [Member] Alogliptin and Priligy [Member] Royalty Pharma [Member]	Jul. 02, 2014 Subsequent Event [Member] Eluxadoline [Member] Schedule III (C-III) Drug [Member]	Jul. 02, 2014 Subsequent Event [Member] Eluxadoline [Member] Schedule IV (C-IV) Drug [Member]	Jul. 02, 2014 Subsequent Event [Member] Eluxadoline [Member] Schedule V (C-V) Drug [Member]	Jul. 02, 2014 Subsequent Event [Member] Eluxadoline [Member] Non Schedule DEA [Member]	Nov. 17, 2014 Subsequent Event [Member] Allergan, Inc. [Member]	Dec. 31, 2013 Subsequent Event [Member] Allergan, Inc. [Member]	Nov. 17, 2014 Subsequent Event [Member] Allergan, Inc. [Member]	Nov. 14, 2014 Subsequent Event [Member] Allergan, Inc. [Member]	Nov. 17, 2014 Subsequent Event [Member] Durata Therapeutics Inc [Member]	Dec. 31, 2013 Subsequent Event [Member] Durata Therapeutics Inc [Member]	Nov. 17, 2014 Subsequent Event [Member] Durata Therapeutics Inc [Member]	Dec. 31, 2013 Subsequent Event [Member] Rhythm Health, Inc. [Member]	Oct. 22, 2014 Subsequent Event [Member] Rhythm Health, Inc. [Member]	Jul. 02, 2014 Subsequent Event [Member] Furiex Pharmaceuticals, Inc. [Member]	Dec. 31, 2013 Subsequent Event [Member] Furiex Pharmaceuticals, Inc. [Member]	Jul. 02, 2014 Subsequent Event [Member] Furiex Pharmaceuticals, Inc. [Member]	Jul. 02, 2014 Subsequent Event [Member] Furiex Pharmaceuticals, Inc. [Member] Maximum [Member] Contingent Value Right [Member]	Jul. 01, 2014 Subsequent Event [Member] Forest Laboratories Inc. [Member]	Dec. 31, 2013 Subsequent Event [Member] Forest Laboratories Inc. [Member]	Jul. 01, 2014 Subsequent Event [Member] Forest Laboratories Inc. [Member]	Jul. 01, 2014 Subsequent Event [Member] Forest Laboratories Inc. [Member] Restricted Stock Units (RSUs) [Member]	Jul. 01, 2014 Subsequent Event [Member] Forest Laboratories Inc. [Member] Non-qualified Options [Member]
Subsequent Event [Line Items]
Payments to acquire business, cash								$ 129				$ 675,000,000					$ 1,156,200,000				$ 7,100,000,000
Business acquisition, effective agreement date	May 19, 2013								Nov. 17, 2014				Nov. 17, 2014		Oct. 22, 2014			Jul. 02, 2014
Payment to acquire business, share										$ 0.3683				$ 23.00
Business acquisition transaction cost											66,000,000,000
Business acquisition closing period								2015
Payments to acquire business, consideration value per share														$ 5.00
Business acquisition upfront payment																40,000,000
Terms of acquisition															The Company will have the option as early as 2016 to acquire the company and the worldwide rights to relamorelin.
Contingent consideration liability																			88,000,000	360,000,000
Number of patients		28,000,000
Additional consideration for contingent value rights				$ 0	$ 10	$ 20	$ 30
Sale of royalties			408,600,000
Equity consideration																					20,600,000,000
Business acquisition date																						Jul. 01, 2014
Business acquisition price																					30,900,000,000
Outstanding indebtedness																							$ 3,300,000,000
Shares issued to acquire entity																					89.8			1.1	6.1